UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Soroban Capital Partners LLC

Address: 444 Madison Avenue
         12th Floor
         New York, NY 10022

13F File Number: 028-14747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Niditch
Title:  Legal Counsel
Phone:  212-314-1300


Signature, Place and Date of Signing:

   /s/ Steven Niditch              New York, NY             May 15, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                 [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $2,658,352
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)028-14748                    Soroban Master Fund LP
---------------------           ------------------------

                                                FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                       VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)    PRN AMT  PRN CALL   DISCRETION    MGRS     SOLE     SHARED NONE
--------------               ---------       ------     ---------   -------- ---------  -----------    -----    -----    ------ ----
AMC NETWORKS INC              CL A            00164V103   42,539     953,158  SH        SHARED-DEFINED   1        953,158
AT&T INC                      COM             00206R102  399,397  12,788,900      CALL  SHARED-DEFINED   1     12,788,900
BMC SOFTWARE INC              COM             055921100   40,160   1,000,000      CALL  SHARED-DEFINED   1      1,000,000
CBS CORP NEW                  CL B            124857202  116,447   3,434,000  SH        SHARED-DEFINED   1      3,434,000
CHENIERE ENERGY INC           COM NEW         16411R208   51,329   3,426,494  SH        SHARED-DEFINED   1      3,426,494
CHESAPEAKE ENERGY CORP        COM             165167107  117,924   5,089,500      CALL  SHARED-DEFINED   1      5,089,500
CME GROUP INC                 COM             12572Q105   14,467      50,000      CALL  SHARED-DEFINED   1         50,000
COCA COLA ENTERPRISES INC NE  COM             19122T109   91,005   3,182,000  SH        SHARED-DEFINED   1      3,182,000
DISH NETWORK CORP             CL A            25470M109   29,900     908,000  SH        SHARED-DEFINED   1        908,000
EL PASO CORP                  COM             28336L109   77,391   2,619,000  SH        SHARED-DEFINED   1      2,619,000
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN  29273R109   48,055   1,024,400      CALL  SHARED-DEFINED   1      1,024,400
GOOGLE INC                    CL A            38259P508   65,086     101,500  SH        SHARED-DEFINED   1        101,500
GOOGLE INC                    CL A            38259P508  128,248     200,000      CALL  SHARED-DEFINED   1        200,000
HANESBRANDS INC               COM             410345102   50,957   1,725,000  SH        SHARED-DEFINED   1      1,725,000
HSN INC                       COM             404303109   58,899   1,548,753  SH        SHARED-DEFINED   1      1,548,753
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106   20,688     250,000      CALL  SHARED-DEFINED   1        250,000
KINDER MORGAN INC DEL         COM             49456B101   23,936     619,300      CALL  SHARED-DEFINED   1        619,300
KRAFT FOODS INC               CL A            50075N104   57,015   1,500,000      CALL  SHARED-DEFINED   1      1,500,000
LYONDELLBASELL INDUSTRIES N   SHS - A -       N53745100   62,681   1,436,000  SH        SHARED-DEFINED   1      1,436,000
MASCO CORP                    COM             574599106   27,943   2,090,000  SH        SHARED-DEFINED   1      2,090,000
NATIONAL FUEL GAS CO N J      COM             636180101    3,794      78,854  SH        SHARED-DEFINED   1         78,854
NEWELL RUBBERMAID INC         COM             651229106  133,118   7,474,368  SH        SHARED-DEFINED   1      7,474,368
NIELSEN HOLDINGS N V          COM             N63218106  123,148   4,085,863  SH        SHARED-DEFINED   1      4,085,863
OWENS CORNING NEW             COM             690742101   36,246   1,006,000  SH        SHARED-DEFINED   1      1,006,000
SARA LEE CORP                 COM             803111103   44,465   2,065,279  SH        SHARED-DEFINED   1      2,065,279
SEMGROUP CORP                 CL A            81663A105   94,705   3,250,000  SH        SHARED-DEFINED   1      3,250,000
SIX FLAGS ENTMT CORP NEW      COM             83001A102   32,739     700,000  SH        SHARED-DEFINED   1        700,000
TRIPADVISOR INC               COM             896945201   43,696   1,225,000  SH        SHARED-DEFINED   1      1,225,000
UNITED TECHNOLOGIES CORP      COM             913017109   70,499     850,000  SH        SHARED-DEFINED   1        850,000
VISA INC                      COM CL A        92826C839   37,406     317,000  SH        SHARED-DEFINED   1        317,000
WARNACO GROUP INC             COM NEW         934390402   89,761   1,537,000  SH        SHARED-DEFINED   1      1,537,000
WESTLAKE CHEM CORP            COM             960413102   64,790   1,000,000  SH        SHARED-DEFINED   1      1,000,000
WILLIAMS COS INC DEL          COM             969457100  198,914   6,456,160  SH        SHARED-DEFINED   1      6,456,160
WILLIAMS COS INC DEL          COM             969457100  110,666   3,591,900      CALL  SHARED-DEFINED   1      3,591,900
WILLIAMS SONOMA INC           COM             969904101   50,336   1,343,000  SH        SHARED-DEFINED   1      1,343,000


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